As filed with the Securities and Exchange Commission on April 24, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2014

Item 1. Schedule of Investments.

McKinley Diversified Income Fund
SCHEDULE OF INVESTMENTS at February 28, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 64.8%
Biotechnology: 1.6%
32,226	PDL BioPharma, Inc.	$276,177
Capital Markets: 7.9%
16,207	AllianceBernstein Holding LP	392,533
10,809	Apollo Global Management, LLC	347,942
8,144	The Blackstone Group LP	271,602
9,097	KKR & Co LP	219,602
12,109	Och-Ziff Capital Management Group, LLC	163,108
		1,394,787
Chemicals: 3.5%
6,944	LyondellBasell Industries NV	611,628
Commercial Banks: 2.6%
50,602	Banco Santander SA - ADR	457,948
Commercial Services & Supplies: 2.5%
23,135	RR Donnelley & Sons Co.	442,573
Diversified Telecommunication Services: 3.0%
16,825	AT&T, Inc.	537,222
Energy Equipment & Services: 1.4%
6,864	SeaDrill Ltd.	253,693
Gas Utilities: 1.5%
6,278	AmeriGas Partners LP	265,999
Metals & Mining: 3.5%
37,280	Cia Siderurgica Nacional SA - ADR	165,896
32,464	Vale SA - ADR	460,015
		625,911
Oil, Gas & Consumable Fuels: 15.1%
11,371	Atlas Pipeline Partners LP	349,545
4,536	BP PLC - ADR	229,567
25,937	Breitburn Energy Partners LP	518,481
15,470	Calumet Specialty Products Partners LP	394,021
32,449	Capital Product Partners LP	349,151
2,806	Energy Transfer Partners LP	155,817
21,092	Linn Energy, LLC	672,202
		2,668,784
Pharmaceuticals: 9.3%
9,316	AstraZeneca PLC - ADR	631,252
7,453	Bristol Myers Squibb Co.	400,748
6,517	GlaxoSmithKline PLC - ADR	364,561
4,463	Merck & Co., Inc.	254,346
		1,650,907
Thrifts & Mortgage Finance: 3.2%
27,240	Home Loan Servicing Solutions Ltd.	558,965
Tobacco: 9.7%
13,580	Altria Group, Inc.	492,411
10,620	Reynolds American, Inc.	539,814
34,745	Vector Group Ltd.	678,570
		1,710,795

TOTAL COMMON STOCKS
(Cost $10,575,936)		11,455,389
REAL ESTATE INVESTMENT TRUSTS: 16.9%
16,890	Agree Realty Corp.	519,199
27,210	Capstead Mortgage Corp.	350,737
58,296	MFA Financial, Inc.	458,206
24,005	New York Mortgage Trust, Inc.	185,559
61,525	Newcastle Investment Corp.	301,472
52,652	Northstar Realty Finance Corp.	816,632
11,452	Omega Healthcare Investors, Inc.	366,006
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $2,706,168)		2,997,811
INVESTMENT COMPANIES: 16.7%
36,933	Apollo Investment Corp.	316,147
39,277	Ares Capital Corp.	708,164
19,132	Main Street Capital Corp.	671,533
61,630	Prospect Capital Corp.	680,395
26,135	Solar Capital Ltd.	580,720
TOTAL INVESTMENT COMPANIES
(Cost $2,914,381)		2,956,959
SHORT-TERM INVESTMENTS: 2.5%
Money Market Funds: 2.5%
448,448	Invesco Treasury Portfolio, 0.01%1	448,448
TOTAL SHORT-TERM INVESTMENTS
(Cost $448,448)		448,448
TOTAL INVESTMENTS IN SECURITIES: 100.9%
(Cost $16,644,933)		17,858,607
Liabilities in Excess of Other Assets: (0.9)%		(166,536)
TOTAL NET ASSETS: 100.0%		$17,692,071

ADR	American Depositary Receipt
1	Seven-day yield as of February 28, 2014

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund.

The cost basis of investments for federal income tax purposes at February 28, 2014 was as follows+:

Cost of investments	$15,994,064
Gross unrealized appreciation	2,368,009
Gross unrealized depreciation	(503,466)
Net unrealized appreciation	$1,864,543

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to
Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Exposure at February 28, 2014 (Unaudited)
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. The accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of February 28, 2014. See the Schedule of Investments for an industry breakout.
	Level 1	Level 2	Level 3	Total
Common Stocks	$11,455,389	$-	$-	$11,455,389
Real Estate Investment Trusts	2,997,811	-	-	2,997,811
Investment Companies	2,956,959	-	-	2,956,959
Short-Term Investments	448,448	-	-	448,448

Total Investments in Securities	$17,858,607	$-	$-	$17,858,607

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)              /s/ Elaine E. Richards
Elaine E. Richards, President

Date          4/9/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Elaine E. Richards
Elaine E. Richards, President

Date          4/9/2014

By (Signature and Title)*            /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date          4/23/2014

* Print the name and title of each signing officer under his or her signature.